UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Fund Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (96.6%)(a)
		Shares	Value

Airlines (1.0%)

Japan Airlines Co., Ltd. (Japan)		49,500	$1,567,745

			1,567,745
Auto components (1.2%)

Magna International, Inc. (Canada)		16,700	720,693

Valeo SA (France)		16,622	1,107,030

			1,827,723
Automobiles (3.7%)

Fiat Chrysler Automobiles NV (Italy)(NON)		124,853	1,365,230

Nissan Motor Co., Ltd. (Japan)		294,600	2,840,682

Yamaha Motor Co., Ltd. (Japan)		54,900	1,322,078

			5,527,990
Banks (16.2%)

Australia & New Zealand Banking Group, Ltd. (Australia)		150,498	3,658,677

Bank of Ireland (Ireland)(NON)		4,339,308	1,087,856

Danske Bank A/S (Denmark)		44,189	1,504,945

DNB ASA (Norway)		68,115	1,079,692

ING Groep NV GDR (Netherlands)		375,799	5,680,786

Lloyds Banking Group PLC (United Kingdom)		762,155	633,293

Mizuho Financial Group, Inc. (Japan)		708,800	1,298,798

Natixis SA (France)		196,210	1,209,014

Permanent TSB Group Holdings PLC (Ireland)(NON)		171,357	441,288

Skandinaviska Enskilda Banken AB (Sweden)		114,228	1,270,949

Societe Generale SA (France)		60,413	3,064,530

Sumitomo Mitsui Financial Group, Inc. (Japan)		66,000	2,398,006

Swedbank AB Class A (Sweden)		53,888	1,248,475

			24,576,309
Building products (0.9%)

Compagnie De Saint-Gobain (France)		26,286	1,349,797

			1,349,797
Capital markets (1.3%)

Credit Suisse Group AG (Switzerland)		59,002	877,682

UBS Group AG (Switzerland)		68,864	1,102,072

			1,979,754
Chemicals (2.7%)

Akzo Nobel NV (Netherlands)		23,100	1,915,506

LANXESS AG (Germany)		20,778	1,394,018

Yara International ASA (Norway)		20,454	787,554

			4,097,078
Communications equipment (1.0%)

Nokia OYJ (Finland)		284,248	1,526,489

			1,526,489
Construction and engineering (1.9%)

Vinci SA (France)		36,696	2,908,643

			2,908,643
Construction materials (1.6%)

CRH PLC (Ireland)		37,734	1,331,220

LafargeHolcim, Ltd. (Switzerland)		18,271	1,079,861

			2,411,081
Diversified financial services (3.3%)

Challenger, Ltd. (Australia)		258,563	2,479,153

Eurazeo SA (France)		18,126	1,193,661

ORIX Corp. (Japan)		91,400	1,352,569

			5,025,383
Diversified telecommunication services (4.8%)

BCE, Inc. (Canada)		28,000	1,239,719

Com Hem Holding AB (Sweden)		87,189	999,293

Nippon Telegraph & Telephone Corp. (Japan)		54,300	2,317,736

Spark New Zealand, Ltd. (New Zealand)		656,047	1,609,611

Telecom Italia SpA RSP (Italy)		1,402,040	1,023,056

			7,189,415
Electric utilities (1.1%)

SSE PLC (United Kingdom)		91,959	1,700,580

			1,700,580
Electronic equipment, instruments, and components (0.9%)

Murata Manufacturing Co., Ltd. (Japan)		9,600	1,365,454

			1,365,454
Equity real estate investment trusts (REITs) (1.1%)

Hibernia REIT PLC (Ireland)		1,172,065	1,556,697

Viva Energy REIT (Australia)		86,434	157,165

			1,713,862
Food and staples retail (1.7%)

Koninklijke Ahold Delhaize NV (Netherlands)		64,898	1,388,817

Seven & i Holdings Co., Ltd. (Japan)		28,000	1,097,063

			2,485,880
Food products (2.0%)

Kerry Group PLC Class A (Ireland)		24,817	1,951,191

Orkla ASA (Norway)		124,425	1,114,379

			3,065,570
Health-care equipment and supplies (0.8%)

Hoya Corp. (Japan)		25,600	1,231,596

			1,231,596
Hotels, restaurants, and leisure (0.6%)

Dalata Hotel Group PLC (Ireland)(NON)		185,887	886,420

			886,420
Household durables (0.7%)

Panasonic Corp. (Japan)		92,100	1,040,706

			1,040,706
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,075	1,034,590

			1,034,590
Industrial conglomerates (2.5%)

Siemens AG (Germany)		27,703	3,794,676

			3,794,676
Insurance (9.9%)

Admiral Group PLC (United Kingdom)		25,572	637,259

AIA Group, Ltd. (Hong Kong)		322,200	2,031,500

Allianz SE (Germany)		7,666	1,420,125

AXA SA (France)		97,581	2,524,931

Chubb, Ltd.		15,486	2,109,968

Insurance Australia Group, Ltd. (Australia)		339,355	1,568,566

Prudential PLC (United Kingdom)		139,848	2,954,135

SCOR SE (France)		46,016	1,739,254

			14,985,738
Machinery (0.9%)

NSK, Ltd. (Japan)		96,700	1,382,794

			1,382,794
Media (1.7%)

WPP PLC (United Kingdom)		119,927	2,632,496

			2,632,496
Metals and mining (2.1%)

Glencore PLC (United Kingdom)(NON)		304,052	1,192,935

Rio Tinto PLC (United Kingdom)		50,215	2,019,238

			3,212,173
Multi-utilities (1.7%)

RWE AG (Germany)(NON)		60,755	1,006,877

Veolia Environnement SA (France)		86,002	1,611,076

			2,617,953
Oil, gas, and consumable fuels (7.0%)

EnCana Corp. (Canada)		129,900	1,521,857

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)		108,643	2,852,887

Royal Dutch Shell PLC Class B (United Kingdom)		61,621	1,686,543

Suncor Energy, Inc. (Canada)		91,612	2,812,737

Total SA (France)		35,265	1,783,785

			10,657,809
Personal products (0.5%)

Shiseido Co., Ltd. (Japan)		30,000	789,545

			789,545
Pharmaceuticals (7.3%)

AstraZeneca PLC (United Kingdom)		39,477	2,429,759

Bayer AG (Germany)		15,884	1,830,912

Novartis AG (Switzerland)		37,754	2,802,386

Sanofi (France)		44,603	4,026,423

			11,089,480
Real estate management and development (0.8%)

Mitsui Fudosan Co., Ltd. (Japan)		59,000	1,258,116

			1,258,116
Software (0.9%)

Nintendo Co., Ltd. (Japan)		5,800	1,345,936

			1,345,936
Technology hardware, storage, and peripherals (1.5%)

Lenovo Group, Ltd. (China)		1,466,000	965,826

Samsung Electronics Co., Ltd. (South Korea)		711	1,309,720

			2,275,546
Tobacco (3.5%)

Imperial Brands PLC (United Kingdom)		45,489	2,203,927

Philip Morris International, Inc.		27,900	3,149,910

			5,353,837
Trading companies and distributors (3.4%)

ITOCHU Corp. (Japan)		90,900	1,290,057

Mitsubishi Corp. (Japan)		111,200	2,402,691

Wolseley PLC (United Kingdom)		22,017	1,384,773

			5,077,521
Transportation infrastructure (1.3%)

Aena SA (Spain)		6,044	956,200

Sumitomo Warehouse Co., Ltd. (The) (Japan)		167,000	918,027

			1,874,227
Wireless telecommunication services (2.4%)

KDDI Corp. (Japan)		32,800	860,878

Vodafone Group PLC (United Kingdom)		1,064,926	2,776,567

			3,637,445

Total common stocks (cost $133,593,587)			$146,497,357

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.625%, 03/31/19(i)		$125,000	$125,885

Total U.S. treasury obligations (cost $125,885)			$125,885

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	4,125,627	$4,125,627

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(P)	Shares	270,000	270,000

U.S. Treasury Bills 0.735%, 4/20/17(SEGSF)		$110,000	109,962

U.S. Treasury Bills zero% 12/07/17(i)		120,000	119,220

Total short-term investments (cost $4,624,805)			$4,624,809

TOTAL INVESTMENTS

Total investments (cost $138,344,277)(b)			$151,248,051

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $41,742,794) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$4,064,747	$3,859,369	$205,378
	British Pound	Sell	6/21/17	64,269	64,100	(169)
	Canadian Dollar	Sell	4/19/17	2,199,643	2,191,777	(7,866)
	Euro	Sell	6/21/17	727,993	727,838	(155)
	Hong Kong Dollar	Buy	5/17/17	926,786	928,175	(1,389)
Barclays Bank PLC
	Canadian Dollar	Sell	4/19/17	751,616	744,152	(7,464)
	Euro	Sell	6/21/17	184,381	182,811	(1,570)
	Hong Kong Dollar	Buy	5/17/17	2,097,022	2,100,336	(3,314)
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	397,859	377,485	20,374
	British Pound	Buy	6/21/17	1,696,959	1,669,326	27,633
	Canadian Dollar	Buy	4/19/17	460,462	467,435	(6,973)
	Canadian Dollar	Sell	4/19/17	460,462	460,749	287
	Danish Krone	Sell	6/21/17	141,269	139,572	(1,697)
	Euro	Buy	6/21/17	627,344	635,395	(8,051)
	Japanese Yen	Buy	5/17/17	2,769,106	2,728,724	40,382
Credit Suisse International
	New Zealand Dollar	Sell	4/19/17	247,777	244,262	(3,515)
Goldman Sachs International
	Chinese Yuan	Sell	5/17/17	854,336	853,760	(576)
	Japanese Yen	Buy	5/17/17	4,783,790	4,701,893	81,897
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	1,726,017	1,638,023	87,994
	British Pound	Buy	6/21/17	1,139,382	1,121,335	18,047
	Canadian Dollar	Sell	4/19/17	789,149	781,338	(7,811)
	Euro	Buy	6/21/17	282,032	279,621	2,411
	Japanese Yen	Buy	5/17/17	167,366	164,436	2,930
	New Zealand Dollar	Sell	4/19/17	1,172,387	1,157,191	(15,196)
	Norwegian Krone	Sell	6/21/17	1,825,827	1,855,334	29,507
	Singapore Dollar	Buy	5/17/17	1,007,247	1,000,981	6,266
	South Korean Won	Sell	5/17/17	1,025,983	1,004,097	(21,886)
	Swedish Krona	Buy	6/21/17	1,351,070	1,339,278	11,792
	Swiss Franc	Buy	6/21/17	1,618,504	1,603,002	15,502
State Street Bank and Trust Co.
	British Pound	Buy	6/21/17	193,182	187,057	6,125
	Canadian Dollar	Sell	4/19/17	1,266,536	1,253,676	(12,860)
	Euro	Sell	6/21/17	933,253	925,454	(7,799)
	Israeli Shekel	Buy	4/19/17	937,354	878,096	59,258
UBS AG
	Australian Dollar	Sell	4/19/17	2,129,452	2,021,328	(108,124)
	Canadian Dollar	Sell	4/19/17	1,053,377	1,042,683	(10,694)
	Euro	Sell	6/21/17	274,644	272,326	(2,318)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/19/17	146,818	140,379	(6,439)

Total						$379,917

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $151,661,863.
(b)	The aggregate identified cost on a tax basis is $138,754,353, resulting in gross unrealized appreciation and depreciation of $24,338,286 and $11,844,588, respectively, or net unrealized appreciation of $12,493,698.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$964,043	$2,981,198	$3,945,241	$1,178	$—
	Putnam Short Term Investment Fund**	1,413,513	30,228,303	27,516,189	11,058	4,125,627
	Totals	$2,377,556	$33,209,501	$31,461,430	$12,236	$4,125,627
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $135,171 to cover certain derivative contracts.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.6%
	United Kingdom	16.7
	France	14.9
	Germany	7.0
	United States	6.3
	Netherlands	6.0
	Australia	5.2
	Ireland	4.8
	Canada	4.2
	Switzerland	3.9
	Sweden	2.3
	Norway	2.0
	Italy	1.6
	Hong Kong	1.3
	New Zealand	1.1
	Finland	1.0
	Denmark	1.0
	South Korea	0.9
	China	0.6
	Spain	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $123,154 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $143,438 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $109,956 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$11,915,335	$—	$—
Consumer staples	12,729,422	—	—
Energy	10,657,809	—	—
Financials	46,567,184	—	—
Health care	12,321,076	—	—
Industrials	17,955,403	—	—
Information technology	6,513,425	—	—
Materials	9,720,332	—	—
Real estate	2,971,978	—	—
Telecommunication services	10,826,860	—	—
Utilities	4,318,533	—	—
Total common stocks	146,497,357	—	—
U.S. treasury obligations	—	125,885	—
Short-term investments	4,395,627	229,182	—

Totals by level	$150,892,984	$355,067	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$379,917	$—

Totals by level	$—	$379,917	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	615,783	235,866

Total	$615,783	$235,866

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$58,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	205,378	—	88,676	—	81,897	174,449	65,383	—	—	615,783

	Total Assets	$205,378	$—	$88,676	$—	$81,897	$174,449	$65,383	$—	$—	$615,783

	Liabilities:
	Forward currency contracts#	9,579	12,348	16,721	3,515	576	44,893	20,659	121,136	6,439	235,866

	Total Liabilities	$9,579	$12,348	$16,721	$3,515	$576	$44,893	$20,659	$121,136	$6,439	$235,866

	Total Financial and Derivative Net Assets	$195,799	$(12,348)	$71,955	$(3,515)	$81,321	$129,556	$44,724	$(121,136)	$(6,439)	$379,917
	Total collateral received (pledged)##†	$195,799	$—	$71,955	$—	$81,321	$129,556	$—	$(109,956)	$—
	Net amount	$—	$(12,348)	$—	$(3,515)	$—	$—	$44,724	$(11,180)	$(6,439)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017